FINANCIAL TRUSTS - Supervielle Crditos (Details) - Supervielle Creditos Financial Trust [member] $ in Thousands	Dec. 31, 2019 ARS ($)
Financial Trust
Original principal amount	$ 750,000
VDF TV A Mat: 20/01/20 [member]
Financial Trust
Securities issued	712,500
CP Mat: 03/20/20
Financial Trust
Securities issued	$ 37,500